ORGANIZATION AND BASIS OF PRESENTATION (Tables)	6 Months Ended
Jun. 30, 2026
ORGANIZATION AND BASIS OF PRESENTATION
Summary of principal subsidiaries

As of June 30, 2026, the Company’s principal subsidiaries were as follows:

			Percentage of legal
	Date of	Place of	ownership
Entity	incorporation	incorporation	by the Company	Principal activities
Adagene (Hong Kong) Limited	December 12, 2011	Hong Kong	100%	Investment holding, and research and development of innovative medicines
Adagene Incorporated	September 20, 2017	The United States of America	100%	Research and development of innovative medicines
Adagene (Suzhou) Limited	February 28, 2012	The People’s Republic of China (“PRC” or “China”)	100%	Research and development of innovative medicines
Adagene Australia PTY Ltd.	May 30, 2018	Australia	100%	Research and development of innovative medicines
Adagene PTE. Ltd.	March 27, 2020	Singapore	100%	Research and development of innovative medicines
Adagene AG	August 31, 2020	Switzerland	100%	Research and development of innovative medicines
Adagene Project C1 PTE. Ltd.	March 25, 2022	Singapore	100%	Research and development of innovative medicines